Annual Operating Expenses {- Tech Hardware Portfolio} - 02.28 Select Portfolios: Group 7 Information Technology Sector Combo PRO-21 - Tech Hardware Portfolio - Tech Hardware Portfolio-Default	Nov. 12, 2021
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.21%
Total annual operating expenses	0.74%